Transactions with Related Parties and Joint Operators - Disclosure of Transactions Between Related Parties (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Revenue from sales of goods and services	S/ 58,264	S/ 21,505	S/ 36,901
Purchase of goods and services	2,731	16,967	3,967
Associates [member]
Disclosure of transactions between related parties [line items]
Revenue from sales of goods and services	1,704	3,367
Purchase of goods and services	2,130	2,776	739
Joint operations [member]
Disclosure of transactions between related parties [line items]
Revenue from sales of goods and services	56,560	18,138	36,901
Purchase of goods and services	S/ 601	S/ 14,191	S/ 3,228